Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	Feb. 12, 2020
Document Creation Date	dei_DocumentCreationDate	Feb. 11, 2020